The BeeHive Fund
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2023
1
The following is a summary of the inputs used to value the Fund's investments as of March 31, 2023.
The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the Fund’s investments.
These inputs are summarized in the three broad levels listed below:
Level 1 – quoted prices in active markets for identical assets
Level 2 – Prices determined using significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Short-term securities with maturities of sixty days or less are valued at amortized cost, which approximates market value, and are categorized as Level
2 in the hierarchy. Municipal securities, long-term U.S. government obligations and corporate debt securities are valued in accordance with the evaluated price supplied by the pricing service and generally categorized as Level 2 in the hierarchy. Other securities that are categorized as Level 2 in the hierarchy include, but are not limited to, warrants that do not trade on an exchange, securities valued at the mean between the last reported bid and ask quotation and international equity securities valued by an independent third party with adjustments for changes in value between the time of the securities respective local market closes and the close of the U.S. market.
Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The Level 1 value displayed in this table is Common Stock. The Level 2 value displayed in this table includes U.S. Treasury Securities and a Money Market
Fund. Refer to this Schedule of Investments for a further breakout of each security by industry.
THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN
CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO
Shares Security Description Value
Common Stock - 85.4%
Communication Services - 9.5%
61,640 Alphabet, Inc., Class A
(a)
$ 6,393,918
45,020 Alphabet, Inc., Class C
(a)
4,682,080
23,184 Take-Two Interactive Software, Inc.
(a)
2,765,851
13,841,849
Consumer Discretionary - 3.6%
13,518 Aptiv PLC
(a)
1,516,584
56,513 Restaurant Brands International, Inc. 3,794,283
5,310,867
Consumer Services - 2.6%
98,520 Comcast Corp., Class A 3,734,893
Consumer Staples - 8.1%
81,940 Mondelez International, Inc., Class A 5,712,857
49,750 Nestle SA, ADR 6,054,077
11,766,934
Financials - 21.0%
15,320 Aon PLC, Class A 4,830,243
11,720 Berkshire Hathaway, Inc., Class B
(a)
3,618,784
28,802 Chubb, Ltd. 5,592,772
28,981 Fidelity National Information Services, Inc. 1,574,538
30,613 Fiserv, Inc.
(a)
3,460,187
27,329 Global Payments, Inc. 2,876,104
42,950 Intercontinental Exchange, Inc. 4,479,256
31,610 JPMorgan Chase & Co. 4,119,099
30,550,983
Health Care - 8.2%
15,000 Danaher Corp. 3,780,600
14,100 Thermo Fisher Scientific, Inc. 8,126,817
11,907,417
Information Technology - 23.2%
8,204 Adobe, Inc.
(a)
3,161,576
8,500 Analog Devices, Inc. 1,676,370
46,920 Apple, Inc. 7,737,108
7,613 Autodesk, Inc.
(a)
1,584,722
48,576 Microsoft Corp. 14,004,461
59,860 Oracle Corp. 5,562,191
33,726,428
Materials - 6.8%
61,030 Berry Global Group, Inc. 3,594,667
37,223 Crown Holdings, Inc. 3,078,714
22,217 Franco-Nevada Corp. 3,239,239
9,912,620
Real Estate - 2.4%
28,530 Prologis, Inc. REIT 3,559,688
Total Common Stock (Cost $53,526,795) 124,311,679
Principal
Security
Description Rate Maturity Value
U.S. Government & Agency Obligations - 6.8%
U.S. Treasury Securities - 6.8%
$1,000,000 U.S. Treasury
Bill
(b)
4.35%  04/20/23 997,808
4,000,000 U.S. Treasury
Bill
(b)
4.47  05/18/23 3,976,625
5,000,000 U.S. Treasury
Bill
(b)
4.53 -
4.63  06/08/23 4,958,257
9,932,690
Total U.S. Government & Agency Obligations
(Cost $9,932,633) 9,932,690
Shares Security Description Value
Money Market Fund - 7.8%
11,354,062 First American Treasury Obligations Fund,
Class X, 4.72%
(c)
(Cost $11,354,062) $ 11,354,062
Investments, at value - 100.0% (Cost $74,813,490) $ 145,598,431
Other Assets & Liabilities, Net - 0.0% 26,598
Net Assets - 100.0% $ 145,625,029
ADR American Depositary Receipt
PLC Public Limited Company
REIT Real Estate Investment Trust
(a)
Non-income producing security.
(b)
Zero coupon bond. Interest rate presented is yield to maturity.
(c)
Dividend yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2023.
Valuation Inputs
Investments in
Securities
Level 1 - Quoted Prices $ 124,311,679
Level 2 - Other Significant Observable Inputs 21,286,752
Level 3 - Significant Unobservable Inputs –
Total $ 145,598,431

The BeeHive Fund
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2023
2
FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND’S
AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE
REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND’S
SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY
TYPES INVESTED BY THE FUND.